Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of other comprehensive income components

Million of euros
	2019	2018	2017
	(IFRS 9)	(IFRS 9)*	(IAS 39)
Other comprehensive income	(22,032)	(22,141)	(21,776)
Items that will not be reclassified to profit or loss	(4,288)	(2,936)	(4,034)
Actuarial gains and losses on defined benefit pension plans	(4,764)	(3,609)	(4,033)
Non-current assets held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	1	1	(1)
Other valuation adjustments	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	514	597
Inefficiency of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	44	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(44)	—
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(39)	75
Items that may be reclassified to profit or loss	(17,744)	(19,205)	(17,742)
Hedges of net investments in foreign operations (Effective portion)	(5,464)	(4,312)	(4,311)
Exchange differences	(14,607)	(15,730)	(15,430)
Hedging derivatives. Cash flow hedges (Effective portion)	300	277	152
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	2,321	828
Hedging instruments (items not designated)	—	—
Financial assets available-for-sale			2,068
Debt instruments			1,154
Equity instruments			914
Non-current assets classified as held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(294)	(268)	(221)

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

Schedule of changes in fair value of equity instruments that will not be reclassified
The following is a breakdown of the composition of the balance as of 31 December 2019 (IFRS 9) under "Other comprehensive income" - Items that will not be reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other global result depending on the geographical origin of the issuer:

Million of euros
	31/12/2019
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair Value
Equity instruments
Spain	21	(445)	(424)	184
International
Rest of Europe	68	(72)	(4)	379
United States	15	(3)	12	44
Latin America and rest	934	(4)	930	2,256
	1,038	(524)	514	2,863
Of which:
Publicly listed	936	(14)	922	2,283
Non publicly listed	102	(510)	(408)	580

Schedule of exchange differences included in other comprehensive income that may be reclassified to profit or loss
The detail, by country is as follows:

	2019	2018	2017
Net balance at end of year	(20,071)	(20,042)	(19,741)
Of which:
Brazilian Real	(13,579)	(12,950)	(11,056)
Pound Sterling	(3,135)	(3,924)	(3,732)
Mexican Peso	(2,439)	(2,312)	(2,230)
Argentine Peso*	—	—	(1,684)
Chilean Peso	(1,560)	(1,238)	(866)
US Dollar	1,654	1,330	555
Other	(1,012)	(948)	(728)

*	In 2019 and 2018, due to the application of IAS 29 for hyperinflationary economies, they have been transferred to Other Reserves (see Note 33).

Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer
The breakdown, by type of instrument and geographical origin of the issuer, of Other comprehensive income – Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income (IFRS 9) and Financial assets available-for-sale (IAS 39) at 31 December 2019, 2018 and 2017 is as follows:

Million euros
	31 December 2019				31 December 2018*				31 December 2017
	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/ (losses)	Fair value
Debt instruments
Government debt securities and debt Instruments issued by central banks
Spain (Note 7)	947	(2)	945	32,413	326	(3)	323	38,550	660	(25)	635	48,217
Rest of Europe	664	(38)	626	19,052	373	(55)	318	17,494	306	(24)	282	20,244
Latin America and rest of the world	839	(121)	718	51,284	448	(117)	331	42,599	404	(129)	275	39,132
Private-sector debt securities	81	(49)	32	20,096	37	(178)	(141)	19,777	90	(128)	(38)	20,888
	2,531	(210)	2,321	122,845	1,184	(353)	831	118,420	1,460	(306)	1,154	128,481

Equity instruments
Domestic
Spain									5	(2)	3	1,373
International
Rest of Europe									166	(2)	164	979
United States									14	(5)	9	560
Latin America and rest of the world									744	(6)	738	1,878
									929	(15)	914	4,790
Of which:
Listed									828	(5)	823	2,900
Unlisted									101	(10)	91	1,890
	2,531	(210)	2,321	122,845	1,184	(353)	831	118,420	2,389	(321)	2,068	133,271

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

Schedule of changes in other comprehensive income for entities accounted for using the equity method
The changes in other comprehensive income - Entities accounted for using the equity method were as follows:

Million euros
	2019	2018	2017
Balance at beginning of year	(267)	(222)	(153)
Revaluation gains/(losses)	(33)	(65)	(84)
Net amounts transferred to profit or loss	7	20	15
Balance at end of year	(293)	(267)	(222)
Of which:
Zurich Santander Insurance América, S.L.	(145)	(159)	(145)